SHARE-BASED COMPENSATION - Fair Value Assumptions - Stock Options (Details) - Share options	1 Months Ended
	May 31, 2016 $ / shares	Jan. 31, 2015 $ / shares	May 31, 2016 ¥ / shares	Jan. 31, 2015 ¥ / shares
Fair value assumptions
Risk-free rate of return (as a percent)	1.98%	2.27%
Volatility (as a percent)	28.50%	29.80%
Exercise multiple	2.2	2.2
Fair value of underlying ordinary share | (per share)	$ 1.51	$ 0.90	¥ 9.8	¥ 5.5
Expected term	5 years	5 years